Intangible Assets, Net - Summary of Net Book Value of the Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (306,609)		¥ (248,396)
Intangible assets, net	449,904	$ 63,368	502,421
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	52,657		46,961
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	621,856		621,856
Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	24,000		24,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	18,000		18,000
Non-compete commitment [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 40,000		¥ 40,000